S000008605 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA IMI (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.96%	7.77%	8.37%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	18.05%	1.78%	7.03%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.86%	(0.26%)	5.24%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	1.20%	5.42%